UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002125424 (Loan Funding Structure IV LLC)

BRAVO Residential Funding Trust 2026-NQM9

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8 and 99.9 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative
Schedule 2—Credit Comp Sec Reports – Exceptions and Grades
Schedule 3—Credit Comp Sec Reports – Exception Grades
Schedule 4—Credit Comp Sec Reports – Valuation
Schedule 5—Credit Comp Sec Reports – Data Compare (Non-Ignored)
Schedule 6—Lease Sec Reports – Exceptions and Grades
Schedule 7—Lease Sec Reports – Exception Grades
Schedule 8—Lease Sec Reports – Valuation
Schedule 9—Lease Sec Reports – Data Compare (Non-Ignored)

99.2	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1—Narrative
Schedule 2—Due Diligence Standard Report
Schedule 3—Supplemental Report
Schedule 4—Rating Agency Grades Summary Report
Schedule 5—CA Valuations Report
Schedule 6—Data Compare Report

99.3	Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1—Narrative
Schedule 2—Supplemental Data Extract
Schedule 3—Business Purpose Supplement
Schedule 4—Rating Agency Grades Detail Report
Schedule 5—Rating Agency Grades Summary Report
Schedule 6—Valuation Report
Schedule 7—ATR OR QM Report
Schedule 8—Data Compare Report

99.4	Disclosures required by Rule 15Ga-2 for Clarifii LLC
Schedule 1—Narrative
Schedule 2—Valuation Report
Schedule 3—Supplemental Data Extract
Schedule 4—Rating Agency Grades Summary
Schedule 5—Rating Agency Grades Detail
Schedule 6—Data Compare Report
Schedule 7—Business Purpose Supplement
Schedule 8—ATR OR QM Report

99.5	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative
Schedule 2—Conditions Report
Schedule 3—Loan Level Tape Compare
Schedule 4—Non ATR QM
Schedule 5—Rating Agency ATR QM
Schedule 6—Standard Upload
Schedule 7—Valuations Summary
Schedule 8—Waived Conditions

99.6	Disclosures required by Rule 15Ga-2 for Covius Services LLC

Schedule 1—Narrative
Schedule 2—ATR QM Report
Schedule 3—Business Purpose Supplement
Schedule 4—Exceptions Report
Schedule 5—Grades Report
Schedule 6—Loan Level Exceptions
Schedule 7—Tape Compare Report
Schedule 8—Valuation Report

99.7	Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services, LLC

Schedule 1—Narrative
Schedule 2—RA Grades
Schedule 3—Exception Detail
Schedule 4—Valuation Report
Schedule 5—Data Compare
Schedule 6—QM ATR Data
Schedule 7—Business Purpose

99.8	Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC, c/k/a Incenter Diligence Solutions

Schedule 1—Narrative
Schedule 2—Review Summary
Schedule 3—Exception Report
Schedule 4—Rating Agency Grades
Schedule 5—Final Tape Compare
Schedule 6—Supplemental Data
Schedule 7—QM ATR
Schedule 8—Valuation Summary
Schedule 9—Business Purpose Supplement

99.9	Disclosures required by Rule 15Ga-2 for Selene Finance LP

Schedule 1—Narrative
Schedule 2 – Rating Agency Grades Summary
Schedule 3 – Standard Findings Report
Schedule 4 – Valuation Reports
Schedule 5 – Rating Agency Multi-Property Valuation
Schedule 6—MLS Report
Schedule 7—Supplemental Data Extract
Schedule 8—Multi-Property Data Extract
Schedule 9—Business Purpose Supplement Extract
Schedule 10—Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 15, 2026	LOAN FUNDING STRUCTURE IV LLC (Securitizer)

	By:	/s/ Michael Chiao
		Name:	Michael Chiao
		Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative
Schedule 2—Credit Comp Sec Reports – Exceptions and Grades
Schedule 3—Credit Comp Sec Reports – Exception Grades
Schedule 4—Credit Comp Sec Reports – Valuation
Schedule 5—Credit Comp Sec Reports – Data Compare (Non-Ignored)
Schedule 6—Lease Sec Reports – Exceptions and Grades
Schedule 7—Lease Sec Reports – Exception Grades
Schedule 8—Lease Sec Reports – Valuation
Schedule 9—Lease Sec Reports – Data Compare (Non-Ignored)

99.2	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1—Narrative
Schedule 2—Due Diligence Standard Report
Schedule 3—Supplemental Report
Schedule 4—Rating Agency Grades Summary Report
Schedule 5—CA Valuations Report
Schedule 6—Data Compare Report

99.3	Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1—Narrative
Schedule 2—Supplemental Data Extract
Schedule 3—Business Purpose Supplement
Schedule 4—Rating Agency Grades Detail Report
Schedule 5—Rating Agency Grades Summary Report
Schedule 6—Valuation Report
Schedule 7—ATR OR QM Report
Schedule 8—Data Compare Report

99.4	Disclosures required by Rule 15Ga-2 for Clarifii LLC
Schedule 1—Narrative
Schedule 2—Valuation Report
Schedule 3—Supplemental Data Extract
Schedule 4—Rating Agency Grades Summary
Schedule 5—Rating Agency Grades Detail
Schedule 6—Data Compare Report
Schedule 7—Business Purpose Supplement
Schedule 8—ATR OR QM Report

99.5	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative
Schedule 2—Conditions Report
Schedule 3—Loan Level Tape Compare
Schedule 4—Non ATR QM

Schedule 5—Rating Agency ATR QM
Schedule 6—Standard Upload
Schedule 7—Valuations Summary
Schedule 8—Waived Conditions

99.6	Disclosures required by Rule 15Ga-2 for Covius Services LLC

Schedule 1—Narrative
Schedule 2—ATR QM Report
Schedule 3—Business Purpose Supplement
Schedule 4—Exceptions Report
Schedule 5—Grades Report
Schedule 6—Loan Level Exceptions
Schedule 7—Tape Compare Report
Schedule 8—Valuation Report

99.7	Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services, LLC

Schedule 1—Narrative
Schedule 2—RA Grades
Schedule 3—Exception Detail
Schedule 4—Valuation Report
Schedule 5—Data Compare
Schedule 6—QM ATR Data
Schedule 7—Business Purpose

99.8	Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC, c/k/a Incenter Diligence Solutions

Schedule 1—Narrative
Schedule 2—Review Summary
Schedule 3—Exception Report
Schedule 4—Rating Agency Grades
Schedule 5—Final Tape Compare
Schedule 6—Supplemental Data
Schedule 7—QM ATR
Schedule 8—Valuation Summary
Schedule 9—Business Purpose Supplement

99.9	Disclosures required by Rule 15Ga-2 for Selene Finance LP

Schedule 1—Narrative
Schedule 2 – Rating Agency Grades Summary
Schedule 3 – Standard Findings Report
Schedule 4 – Valuation Reports
Schedule 5 – Rating Agency Multi-Property Valuation
Schedule 6—MLS Report
Schedule 7—Supplemental Data Extract
Schedule 8—Multi-Property Data Extract
Schedule 9—Business Purpose Supplement Extract
Schedule 10—Data Compare Report

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